Segment Information (Details) - Schedule of financial information related to our reportable segments and corporate - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Net revenue	$ 4,796,474	$ 4,299,717
Cost of revenue	6,109,206	5,300,037
Gross margin (loss)	(1,312,732)	(1,000,320)
Compensation	4,678,390
Research and development	951,414	983,528
Marketing	4,700,171	9,626,982
Stock based compensation	4,183,844	9,661,168
Impairment of goodwill		1,035,795
General and administrative not including depreciation, amortization, or Impairment	9,024,428	9,975,360
Depreciation and amortization	592,139	397,440
Impairment of intangibles	3,587,994	688,127
Total operating expenses	27,718,380	32,368,400
Interest expense	(821,051)	(372,106)
All other expenses	(5,824,152)	(3,638,327)
Other expenses, net	(6,645,203)	(4,010,433)
Loss before income tax provision	(35,676,315)	(37,379,153)
Creatd Labs [Member]
Segment Reporting Information [Line Items]
Net revenue	1,616,278	1,926,374
Cost of revenue	2,000,970	3,186,240
Gross margin (loss)	(384,692)	(1,259,866)
Compensation	1,794,003
Research and development	606,211	758,293
Marketing	2,722,579	8,182,935
Stock based compensation	864,507	1,727,021
General and administrative not including depreciation, amortization, or Impairment	246,540	3,918,130
Impairment of intangibles	213,141
Total operating expenses	4,439,837	14,586,379
Interest expense	(33,938)	(12,706)
All other expenses
Other expenses, net	(33,938)	(12,706)
Loss before income tax provision	(4,858,467)	(15,858,951)
Creatd Ventures [Member]
Segment Reporting Information [Line Items]
Net revenue	1,456,593	90,194
Cost of revenue	2,807,285	148,989
Gross margin (loss)	(1,350,692)	(58,940)
Compensation	826,185
Research and development		131
Marketing	1,675,083
Stock based compensation	781,928	1,560,546
General and administrative not including depreciation, amortization, or Impairment	592,210	1,665,783
Depreciation and amortization	143,360	100,633
Impairment of intangibles	365,732
Total operating expenses	3,558,313	3,327,093
Interest expense	298
All other expenses
Other expenses, net	298
Loss before income tax provision	(4,908,707)	(3,385,888)
Creatd Partners [Member]
Segment Reporting Information [Line Items]
Net revenue	1,723,603	2,283,149
Cost of revenue	1,300,951	1,964,808
Gross margin (loss)	422,652	318,341
Compensation	931,158
Research and development	345,203	225,104
Marketing	302,509	962,698
Stock based compensation	887,627	1,884,986
Impairment of goodwill		1,035,795
General and administrative not including depreciation, amortization, or Impairment	509,757	1,600,212
Depreciation and amortization	132,683	252,730
Impairment of intangibles		688,127
Total operating expenses	2,177,779	6,649,652
Interest expense
All other expenses
Other expenses, net
Loss before income tax provision	(1,755,127)	(6,331,311)
Corporate [Member]
Segment Reporting Information [Line Items]
Net revenue
Cost of revenue
Gross margin (loss)
Compensation	1,127,044
Research and development
Marketing		481,349
Stock based compensation	1,649,782	4,488,615
General and administrative not including depreciation, amortization, or Impairment	7,675,921	2,791,236
Depreciation and amortization	316,096	44,076
Impairment of intangibles	3,009,121
Total operating expenses	12,650,920	11,803,003
Interest expense	(787,411)	(359,400)
All other expenses	(5,824,152)	(3,638,327)
Other expenses, net	(6,611,563)	(3,997,727)
Loss before income tax provision	$ (19,262,483)	$ (11,803,003)